CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (15,000)	¥ (104,420)	¥ (416,694)	¥ (580,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss from foreign currency exchange	(254)	(1,770)	1,757
Share-based compensation expense	2,403	16,732	27,886	35,069
Depreciation and amortization	3,824	26,625	32,970	29,007
Impairment loss			7,364
Contribution from a shareholder				384
Deferred taxes (benefits)/expenses	(22)	(153)	73	(327)
Gain on disposal of property, equipment	(4)	(27)
Changes in assets and liabilities:
Inventory	44	308
Prepaid expenses and other current assets	(2,390)	(16,644)	(87,412)	(16,493)
Operating lease right of use assets	(8,136)	(56,638)
Other non-current assets	(77)	(538)	1,296	800
Advances from students	72,079	501,800	480,568	515,672
Accrued expenses and other liabilities	(3,904)	(27,181)	(9,959)	65,711
Operating lease liabilities	7,914	55,095
Taxes payable	681	4,744	(8,068)	6,062
Net cash provided by operating activities	57,158	397,933	29,781	55,074
Cash flows from investing activities:
Purchases of property and equipment	(1,380)	(9,604)	(17,605)	(35,392)
Purchase of intangible assets	(220)	(1,530)	(3,962)	(8,935)
Placement of time deposits	(63,698)	(443,454)	(224,586)	(226,721)
Placement of short-term investments	(143,291)	(997,564)	(190,073)	(100,000)
Withdrawal of time deposits	50,458	351,281	276,326	381,833
Withdrawal of short-term investments	98,805	687,863	155,002
Proceeds from disposal of property and equipment	14	98
Net cash provided by/(used in) investing activities	(59,312)	(412,910)	(4,898)	10,785
Cash flows from financing activities:
Share repurchase program	(863)	(6,011)
Proceeds from exercise of stock options	623	4,334	1,611	260
Drawdown of Short-term loan			85,856
Short-term loan repayment	7,593	52,859	19,060
Net cash provided by financing activities	(7,833)	(54,536)	68,407	260
Effect of exchange rate changes on cash and cash equivalents	(95)	(679)	(186)	(20,953)
Net increase/(decrease) in cash and cash equivalents	(10,082)	(70,192)	93,104	45,166
Cash and cash equivalents at the beginning of the year	59,344	413,143	320,039	274,873
Cash and cash equivalents at the end of the year	49,262	342,951	413,143	320,039
Supplemental disclosure of cash flow information
Cash paid for income taxes	260	1,809	10,538
Cash paid for interest expenses	$ 447	¥ 3,110	¥ 1,944
Non-cash supplemental financing activities
Contribution from a shareholder (Note 16)				¥ 384